GEOGRAPHIC INFORMATION (Schedule of Revenue by Geographic Location) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	$ 81,992	$ 90,369	$ 99,967
Europe [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	40,394	34,279	39,110
Asia And Oceania [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	13,936	27,700	28,495
Americas [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	15,532	16,025	22,553
Middle East And Africa [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	$ 12,130	$ 12,365	$ 9,809